Risk/Return Summary - FidelitySustainableLowDurationBondFund-RetailPRO - FidelitySustainableLowDurationBondFund-RetailPRO - Fidelity Sustainable Low Duration Bond Fund	Oct. 29, 2022
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Sustainable Low Duration Bond Fund October 29, 2022 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses